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October 12, 2007



U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:  VANGUARD CONVERTIBLE SECURITIES FUND (THE TRUST)
     FILE NO.   33-4424
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Commissioners:

Enclosed is the 39th Post-Effective Amendment to the Trust's Registration Statement on Form N-1A, which we are filing pursuant to Rule 485(b) under the Securities Act of 1933. This Amendment follows a 485(a) filing we made on August 15, 2007, to disclose a modification to Vanguard's fee structure. The purposes of this Amendment are to: 1) include six-month financial information for the Trust, and 2) include a number of non-material editorial changes.

This amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b). Pursuant to Rule 485(d)(2), this Amendment designates an immediate effective date of October 19, 2007, so both this Amendment and the preceding 485(a) filing will go effective concurrently.

Please contact me at (610) 669-1538 with any questions or comments that you have concerning the enclosed Amendment.



Sincerely,




Judith L. Gaines
Associate Counsel

The Vanguard Group, Inc.



Enclosures



cc: Christian Sandoe, Esq.

    U.S. Securities and Exchange Commission